Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering [Abstract]
Initial Public Offering
Note 3 — Initial Public Offering
On February 2, 2021, the Company consummated its Initial Public Offering of 5,750,000 Units, including 750,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $57.5 million, and incurring offering costs of approximately $1.3 million.
Each Unit consists of one share of common stock and
one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 6). No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants will trade. Accordingly, unless a holder purchases at least two Units, a holder will not be able to receive or trade a whole Public Warrant.
NOTE 3 — INITIAL PUBLIC OFFERING
On February 2, 2021, the Company consummated its Initial Public Offering of 5,750,000 Units, including 750,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $57.5 million, and incurring offering costs of approximately $1.3 million.
Each Unit consists of one share of common stock and
one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 6). No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants will trade. Accordingly, unless a holder purchases at least two Units, a holder will not be able to receive or trade a whole Public Warrant.